Long-Term Debt - Capital Lease and Other Obligations - Additional Information (Details) $ in Millions	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Finance leases	$ 3.9
Machinery and equipment
Debt Instrument [Line Items]
Finance leases	$ 3.9